Risk Management - Accounting classification and fair value hierarchy of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 18,721,293	R$ 18,533,473
Loans and financing | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(8,519,447)	(9,381,945)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(7,474,137)	(8,973,383)
Loans and financing - conversion right | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(116,971)	(636,786)
Loans and financing - conversion right | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(116,971)	(636,786)
Leases | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(14,582,833)	(14,890,575)
Leases | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(14,582,833)	(14,890,575)
Accounts payable | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,949,814)	(1,872,680)
Accounts payable | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,949,814)	(1,872,680)
Reverse factoring | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(753,352)	(3,694)
Reverse factoring | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(753,352)	(3,694)
Airport fees | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1,334,769)	(978,702)
Airport fees | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1,334,769)	(978,702)
Reimbursement to customers | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(13,822)	(173,686)
Reimbursement to customers | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(13,822)	(173,686)
Insurance payable | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(84,985)	(92,793)
Insurance payable | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(84,985)	(92,793)
Derivative financial instruments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(244,575)	(287,051)
Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(244,575)	(287,051)
Cash and cash equivalents | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	668,348	3,073,799
Cash and cash equivalents | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	668,348	3,073,799
Short-term investments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	733,043	908,149
Short-term investments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	733,043	908,149
Accounts receivable | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Assets	1,803,998	997,893
Accounts receivable | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	1,803,998	997,893
Aircraft sublease | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Assets	176,053	274,198
Aircraft sublease | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	176,053	274,198
Security deposits and maintenance reserves | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Assets	2,539,561	1,964,419
Security deposits and maintenance reserves | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	2,539,561	1,964,419
Derivative financial instruments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	271,950	353,817
Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 271,950	R$ 353,817